Consolidated Statements of Financial Position ₪ in Millions, $ in Millions		Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Assets
Cash and cash equivalents | ₪			₪ 527	₪ 1,240
Current investments, including derivatives | ₪			364	284
Trade receivables | ₪	[1]		1,280	1,325
Current tax assets | ₪			4	25
Other receivables | ₪			89	61
Inventory | ₪			70	64
Total current assets | ₪			2,334	2,999
Trade and other receivables | ₪			895	796
Property, plant and equipment, net | ₪			1,598	1,659
Intangible assets and others, net | ₪			1,260	1,207
Deferred tax assets | ₪				1
Total non- current assets | ₪			3,753	3,663
Total assets | ₪			6,087	6,662
Liabilities
Current maturities of debentures and of loans from financial institutions | ₪			618	863
Trade payables and accrued expenses | ₪			652	675
Current tax liabilities | ₪			4
Provisions | ₪			91	108
Other payables, including derivatives | ₪			277	279
Total current liabilities | ₪			1,642	1,925
Long-term loans from financial institutions | ₪			462	340
Debentures | ₪			2,360	2,866
Provisions | ₪			21	30
Other long-term liabilities | ₪			15	31
Liability for employee rights upon retirement, net | ₪			15	12
Deferred tax liabilities | ₪			131	118
Total non- current liabilities | ₪			3,004	3,397
Total liabilities | ₪			4,646	5,322
Equity attributable to owners of the Company
Share capital | ₪			1	1
Cash flow hedge reserve | ₪				(1)
Retained earnings | ₪			1,436	1,322
Non-controlling interests | ₪			4	18
Total equity | ₪			1,441	1,340
Total liabilities and equity | ₪			₪ 6,087	₪ 6,662
Convenience translation into U.S. dollar [Member]
Assets
Cash and cash equivalents | $		$ 152
Current investments, including derivatives | $		105
Trade receivables | $		369
Current tax assets | $		1
Other receivables | $		26
Inventory | $		20
Total current assets | $		673
Trade and other receivables | $		258
Property, plant and equipment, net | $		461
Intangible assets and others, net | $		364
Deferred tax assets | $
Total non- current assets | $		1,083
Total assets | $		1,756
Liabilities
Current maturities of debentures and of loans from financial institutions | $		179
Trade payables and accrued expenses | $		188
Current tax liabilities | $		1
Provisions | $		26
Other payables, including derivatives | $		80
Total current liabilities | $		474
Long-term loans from financial institutions | $		134
Debentures | $		681
Provisions | $		6
Other long-term liabilities | $		4
Liability for employee rights upon retirement, net | $		4
Deferred tax liabilities | $		38
Total non- current liabilities | $		867
Total liabilities | $		1,341
Equity attributable to owners of the Company
Share capital | $
Cash flow hedge reserve | $
Retained earnings | $		414
Non-controlling interests | $		1
Total equity | $		415
Total liabilities and equity | $		$ 1,756

[1]	Net of allowance for doubtful debts